Concentration (Tables)	6 Months Ended
Jun. 30, 2024
Concentration [Abstract]
Schedule of Concentration	For the six months ended June 30, 2024 and 2023, the following customers contributed revenues that were over 10% of total net revenues for the relevant periods. Customers accounting for 10% or more of the Company’s net revenues were as follows:
	For the Six Months Ended June 30,
	2024	2023
Customer A	30%	*
Customer B	15%	*
Customer C	*	22%
Customer D	*	29%
As of June 30, 2024 and December 31, 2023, accounts receivable due from the following customers were over 10% of consolidated accounts receivable. The details are as follows:
	June 30, 2024	December 31, 2023
Customer A	25%	13%
Customer C	*	11%
Customer D	30%	30%
Customer E	13%	*
For the six months ended June 30, 2024 and 2023, the Company purchased products from the following vendors who charged over 10% of total cost of revenues for the relevant period, which include both brand partners and product distributors who distribute products from certain brands to us. Vendors accounting for 10% or more of the Company’s cost of revenues were as follows:
	For the Six Months Ended June 30,
	2024	2023
Vendor A	43%	38%
Vendor B	25%	35%
As of June 30, 2024 and December 31, 2023, accounts payable due to the following vendors were over 10% of consolidated accounts payable. The details are as follows:
	June 30, 2024	December 31, 2023
Vendor C	36%	69%
Vendor D	28%	16%
Vendor E	18%	10%
*	Less than 10%